SHARE CAPITAL - Narrative (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2020 shares	Jun. 30, 2020 shares	Jun. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) shares
Disclosure of classes of share capital [line items]
Share capital | €			€ 2,833,547.32	€ 3,000,000
Nominal value of ordinary fully-paid shares (in EUR per share) | € / shares			€ 0.02
Number of vote rights per share			1
Antidilutive securities (in shares)	4,880,758	4,878,787
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares (in shares)			141,677,366	139,962,672